Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized (in Shares)	[1]	27,000,000	27,000,000
Ordinary shares, shares issued (in Shares)	[1]	1,638,959	1,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,638,959	1,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)		3,000,000	3,000,000
Ordinary shares, shares issued (in Shares)		375,000	375,000
Ordinary shares, shares outstanding (in Shares)		375,000	375,000

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.